Financial Instruments - Pre-tax Gains (Losses) on Condensed Consolidated Statements of Operations (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Cash Flow Hedges
Foreign exchange contracts-accumulated other comprehensive income (effective portion)	$ 4	$ 132	$ 5	$ 29
Foreign exchange contracts-accumulated other comprehensive income (effective portion)	(1)	(24)	14	(49)
Interest Expense [Member]
Fair Value Hedges
Interest rate derivatives	(10)	3	(8)	4
Gains/(losses) on hedged items	10	(3)	8	(4)
Cash Flow Hedges
Interest rate derivatives-Reclassified from accumulated other comprehensive income (effective portion)		(2)	(3)	(7)
Net sales [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (effective portion)	18	(14)	38	(27)
Cost of Goods Sold [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (effective portion)	(5)	(53)	17	(177)
Other, Net [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (effective portion)	(1)	28	5
Not Designated as Hedges
Not Designated as Hedges, Foreign exchange contracts	$ (33)	$ 102	$ (147)	$ 106